Fair Value of Financial Assets and Liabilities - Schedule of Fair value of Financial Assets and Liabilities Measured on a Recurring Basis (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets:
Total financial assets	$ 10,709,767	$ 4,018,804
Liabilities:
Derivative liability	36,567,454
Warrant liability	100,000	512,618
Total financial liabilities	36,667,454	512,618
US Treasury Securities
Assets:
Short-term securities	10,709,767	4,018,804
Fair Value, Inputs, Level 1
Assets:
Total financial assets	10,709,767	4,018,804
Fair Value, Inputs, Level 1 | US Treasury Securities
Assets:
Short-term securities	10,709,767	4,018,804
Fair Value, Inputs, Level 3
Liabilities:
Derivative liability	36,567,454
Warrant liability	100,000	512,618
Total financial liabilities	$ 36,667,454	$ 512,618